UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

5270 Highland Drive
Bellevue, Washington                                    98006
(Address of principal executive offices)                      (Zip code)

Kailash Birmiwal
Birmiwal Investment Trust
5270 Highland Drive
Bellevue, Washington 98006
(Name and address of agent for service)

Registrant's telephone number, including area code: (425) 957-9436

Date of fiscal year end: March 31

Date of reporting period: July 1, 2004 – June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: Birmiwal Oasis Fund
Custodian Name: US Bank

(a)	(b)	(c )	(d)	(e)	(f)	(g)	(h)	(i)

			Meeting		Issuer or		Vote	For/Against
Issurer	Ticker	CUSIP	Date	Description of Vote	SH	Voted?	Cast	Mgmt

China Yuhai	CYD	G21082105	7/2/2004	1. Receive and consider audited financial	Issuer	yes	for	for
International LTD				statements and independent auditors' report

				2A. Consider the re-election of Mr. Wrixon Frank	Issuer	yes	for	for
Gasteen as director

				2B. Consider the re-election of Mr. Gao Jia Lin	Issuer	yes	for	for
as director

				2C. Consider the re-election of Mr. Kwek Leng Peck	Issuer	yes	for	for
as director

				2D. Consider the re-election of Mr. Wong Hong Ren	Issuer	yes	for	for
as director

				2E. Consider the re-election of Mr. Gan Khai Choon	Issuer	yes	for	for
as director

				2F. Consider the re-election of Mr. Philip Ting Sii Tien	Issuer	yes	for	for
as director

				2G. Consider the re-election of Mr. Raymong C K Ho	Issuer	yes	for	for
as director

				2H. Consider the re-election of Mr. Liu Chee Ming	Issuer	yes	for	for
as director

				3. Authorize boad of directors to appoint directors	Issuer	yes	for	for
to fill any vacancies on the board

				4.Re-appoint KPMG as independent auditors	Issuer	yes	for	for

Quality Distribution, Inc	QLTY	74756M102	7/28/2004	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent auditors	Issuer	yes	for	for

Petmed Express, Inc	PETS	716382106	8/6/2004	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent auditors	Issuer	yes	for	for

Kintera, Inc	KNTA	49720P506	7/29/2004	1. Election of directors	Issuer	yes	all nominees

				2. Approve amendment to 2003 equity incentive plan	Issuer	yes	for	for

				3. Ratify appointment of independent auditors	Issuer	yes	for	for

				4. Confer discretionary authority to undersigned	Issuer	yes	for	for
on any matters as may properly come before the
meetings

Euro Tech Holdings	CLWT	G32030101	8/6/2004	1. Election of directors	Issuer	yes	all nominees
Company Ltd
				2. Ratify appointment of Pricewaterhousecoopers,	Issuer	yes	for	for
Hongkong as independent auditors

				3. Proposal to adjourn annual meeting in the	Issuer	yes	for	for
discretion of the company's management to solicit
proxies to secure a quorum

Astea International, Inc	ATEA	04622E 208	8/19/2004	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent auditors	Issuer	yes	for	for

Medifast, Inc	MED	58470H101	9/3/2004	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent auditors	Issuer	yes	for	for

Island Pacific, Inc	IPI	464478106	8/27/2004	1. Election of directors	Issuer	yes	withhold all
nominees
				2. Approve increase of authorized shares	Issuer	yes	against	against

				3. Approve the 2004 equity incentive plan	Issuer	yes	against	against

				4. Ratify the sale and issuance of the note and	Issuer	yes	for	for
warrant to Laurus

				5. Ratify continued engagement of independent	Issuer	yes	for	for
auditors

Microsoft Corporation	MSFT	594918104	11/9/2004	1. Election of directors	Issuer	yes	all nominees

				2. Adoption of the amendments to the 2001 stock	Issuer	yes	for	for
option plan and the 1991 stock option plan

				3. Adoption of the amendments to the 1999 stock	Issuer	yes	for	for
option plan for non-employee directors and
consultants and advisors

				4. Approval of material terms of the performance	Issuer	yes	for	for
criteria for awards

				5. Ratify selection of independent auditors	Issuer	yes	for	for

Syneron Medical LTD	ELOS	M87245102	11/11/2004	1A. Election of Mr. Michael J. Anghel as external	Issuer	yes	for	for
director and his compensation

				1B. Election of Mr. Dan S. Suesskind as external	Issuer	yes	for	for
director and his compensation

				2. Approve apointment of independent auditors	Issuer	yes	for	for

				3. Fix the auditors' remuneration for auditing	Issuer	yes	for	for
services and authorize board according to
recommendation of audit committee to fix auditors'
remuneration for additional services

				4. Ratify, approve and adopt 2004 Israel stock option	Issuer	yes	for	for
plan and 2004 incentive stock option plan as amended

Retractable Tech Inc	RVP	76129W105	9/17/2004	1. Election of directors	Issuer	yes	all nominees

				2. Authorize the deletion of Section (B) of Article X	Issuer	yes	for	for
of the company's second amended and restated
articles of incorporation

National	NSM	637640SMH	10/1/2004	1. Election of directors	Issuer	yes	all nominees
Semiconductor, Inc
				2. Approve apointment of independent auditors	Issuer	yes	for	for

				3. Approve adoption of executive officer incentive	Issuer	yes	for	for
plan

				4. Approve adoption of2005 executive officer plan	Issuer	yes	for	for

Innovex, Inc	INVX	457647105	1/18/2005	1. Election of directors	Issuer	yes	all nominees

				2. Ratify apointment of independent auditors	Issuer	yes	for	for

Telular Corporation	WRLS	87970T208	1/25/2005	A1. Election of directors	Issuer	yes	all nominees

				B1. Proposal by shareholder to split the offices of	sh	yes	for	against
the chairman and chief executive officer

				B2. Proposal by shareholder to adopt cumulative	sh	yes	for	against
voting

				B3. Proposal by shareholder to increase current	sh	yes	for	against
board of directors from 6 to 9 members

Sigmatron	SGMA	82661L101	9/17/2004	1. Election of directors	Issuer	yes	all nominees
International, Inc
				2. Ratify apointment of independent auditors	Issuer	yes	for	for

				3. Proposal to approve adoption of 2004 employee	Issuer	yes	for	for
stock option plan

				4. Proposal to approve adoption of 2004 directors'	Issuer	yes	for	for
stock option plan

				5. Proposal to increase the number of	Issuer	yes	for	for
authorized shares os the common stock

				6. In their discretion, on matters as may properly	Issuer	yes	for	for
come before the meeting (which the board does
not know of prior to 8/16/2004

Clinical Data, Inc	CLDA	18725U109	9/13/2004	1. Election of directors	Issuer	yes	all nominees

				2. Ratify selection of independent auditors	Issuer	yes	for	for

Open Text Corp	OTEX	683715106	12/9/2004	1. Election of directors	Issuer	yes	all nominees

				2. Re-appoint KPMG LLP as auditors	Issuer	yes	for	for

				3. Resolution authorizing adoption of 2004 stock	Issuer	yes	for	for
option plan and approve maximum number of
common shares issuable

				4. Resolution authorizing adoption of 2004 employee	Issuer	yes	for	for
stock purchase plan and approve maximum number
of common shares issuable

				5. Resolution authorizing the adoption of the	Issuer	yes	for	for
shareholders rights plan

KLA-Tencor Corp	KLAC	482480SMH	10/18/2004	1. Election of directors	Issuer	yes	all nominees

				2. Approve company's equity plan and material terms	Issuer	yes	for	for
and performance goals for Internal Revenue Code

				3. Ratify appointment of independent auditors	Issuer	yes	for	for

Omnivision	OVTI	682128103	9/28/2004	1. Election of directors	Issuer	yes	all nominees
Technologies, Inc
				2. Ratify appointment of independent auditors	Issuer	yes	for	for

Parlux Fragrances	PARL	701645103	9/21/2004	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent auditors	Issuer	yes	for	for

Mace Security	MACE	554335208	11/30/2004	1. Election of directors	Issuer	yes	all nominees
International, Inc
				2. Authorize to decrease number of common shares	Issuer	yes	for	for
and number of preferred stocks

				3. Ratify appointment of independent auditors	Issuer	yes	for	for

Salton, Inc	SFP	795757103	12/9/2004	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent auditors	Issuer	yes	for	for

				3. In their discretion, on any matter that may come	Issuer	yes	for	for
properly before the meeting

Qiao Xing Universal	XING	G7303A109	12/3/2004	1. Election of directors	Issuer	yes	all nominees

JLG Industries, Inc	JLG	466210101	11/18/2004	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent auditors	Issuer	yes	for	for

Fountain Powerboat	FPB	350755302	11/9/2004	1. Election of directors	Issuer	yes	all nominees
Industries, Inc
				2. Amendment of 1995 stock option plan	Issuer	yes	for	for

				3. Ratify appointment of independent accountants	Issuer	yes	for	for

Matrix Service	MTRX	576853105	10/26/2004	1. Election of directors	Issuer	yes	all nominees
Company
				2. Ratify appointment of independent auditors	Issuer	yes	for	for

EON Communications	EONC	268763109	11/30/2004	1. Election of directors	Issuer	yes	all nominees
Corporation
				2. Ratify appointment of independent auditors	Issuer	yes	for	for

LTX Corporation	LTXX	502392103	12/8/2004	1. Election of directors	Issuer	yes	all nominees

				2. Approve the 2004 stock plan	Issuer	yes	for	for

Sento Corporation	SNTO	816918205	10/20/2004	1. Election of directors	Issuer	yes	all nominees

				2. Proposal to ratify amendment to omnibus stock	Issuer	yes	for	for
incentive plan

				3. Proposal to ratify amendment to employee	Issuer	yes	for	for
stock purchase plan

				4. Ratify appointment of independent auditors	Issuer	yes	for	for

Electro Scientific	ESIO	285229100	10/15/2004	1. Election of directors	Issuer	yes	all nominees
Industries, Inc
				2. Approve 2004 stock incentive plan	Issuer	yes	for	for

				3. Approve amended and restated 2000 stock	Issuer	yes	for	for
option incentive plan

				4. Approve amendment to employee stock	Issuer	yes	for	for
purchase plan

Geopharma, Inc	GORX	37250A106	10/4/2004	1. Election of directors	Issuer	yes	all nominees

				2. Approve amendment to employee stock	Issuer	yes	for	for
option plan

				3. Approve amendment to non-employee stock	Issuer	yes	for	for
option plan

				4. Ratify selection of Brimmer, Burek & Keelan	Issuer	yes	for	for

Linear Technology	LLTC	535678SMH	11/3/2004	1. Election of directors	Issuer	yes	all nominees
Corporation
				2. Ratify appointment of independent accounting	Issuer	yes	for	for
firm

24/7 Real Media. Inc	TFSM	901314203	10/26/2004	1. Election of directors	Issuer	yes	all nominees

				2.Propose to amend stock incentive plan	Issuer	yes	for	for

				3. Ratify appointment of independent accountants	Issuer	yes	for	for

				4. In their discretion, on any matter that may come	Issuer	yes	for	for
properly before the meeting or any adjournment or
postponment

Zygo Corporation	ZIGO	989855101	11/11/2004	1. Election of directors	Issuer	yes	all nominees

Phoenix	PTEC	719153108	2/7/2005	1. Election of directors	Issuer	yes	all nominees
Technologies, Inc
				2. Approve amendment to stock plan	Issuer	yes	for	for

				3. Approve amendment director option plan	Issuer	yes	for	for

				4. Ratify selection of independent auditors	Issuer	yes	for	for

Webzen, Inc	WZEN	94846M102	3/18/2005	1. Approval of financial statements for FY 2004	Issuer	yes	for	for

				2A. Appointment of Ki Yong Cho as director	Issuer	yes	for	for

				2B. Appointment of Won Seon Kim as director	Issuer	yes	for	for

				3 Approval of the ceiling amount of remuneration	Issuer	yes	for	for
for directors

Multi-fineline	MFLX	62541B101	3/3/2005	1. Election of directors	Issuer	yes	all nominees
Electronix, Inc
				2. Ratify appointment of independent public	Issuer	yes	for	for
accountants

Ciena Corporation	CIEN	171779101	3/16/2005	1. Election of directors	Issuer	yes	all nominees

				2. Approval of amendment to employee's	Issuer	yes	for	for
stock purchase plan

				3. Ratify selection of independent accountants	Issuer	yes	for	for

Indevus	IDEV	454072109	3/9/2005	1. Election of directors	Issuer	yes	all nominees
Pharmaceutical, Inc
				2. Approval of amendment to company's	Issuer	yes	for	for
restated certificate of incorporation

				3. Approve amendment to company's stock	Issuer	yes	for	for
purchase plan

				4. Ratify selection of independent accountants	Issuer	yes	for	for

Orckit	ORCT	M7531S206	3/31/2005	1. Approve amendment to memorandum and	Issuer	yes	for	for
Communications, Ltd				articles of association to increase share capital

				2. Approval of amendment with respect to notices	Issuer	yes	for	for
to shareholders outside Israel

				3. Approve Mr. Eric Paneth to continue as both	Issuer	yes	for	for
chairman of the board and chief executive officer
for three years

V.I. Technologies, Inc	VITX	917920100	3/10/2005	1. Consider and vote plan of merger	Issuer	yes	for	for

				2. Adopt supplemental equity compensation plan	Issuer	yes	for	for

				3. To increase the number of authorize shares	Issuer	yes	for	for

				4. Approve the securities purchase agreement	Issuer	yes	for	for

				5. Approve a reverse stock split	Issuer	yes	for	for

Polyone Corporation	POL	73179P106	5/19/2005	1. Election of directors	Issuer	yes	all nominees

				2. Approve senior executive annual incentive plan	Issuer	yes	for	for

				3. Approve equity and performance incentive plan	Issuer	yes	for	for

Petrokazakhstan, Inc	PKZ	71649P102	5/3/2005	1. Election of directors	Issuer	yes	for	for

				2. Appoint auditors	Issuer	yes	for	for

Tata Motors Limited	TTM	876568502	4/26/2005	1. Approve the amalgamation of Tata Finance Ltd	Issuer	yes	for	for

Randgold Resources	GOLD	752344309	4/25/2005	1. Adoption of directors' report and accounts	Issuer	yes	for
Limited
				2. Re-election of director DM Bristow (CEO)	Issuer	yes	for

				3. Re-election of director RA Williams	Issuer	yes	for
(finance director)

				4. Adoption of the remuneration committee report	Issuer	yes	for

				5. Approve fees payable to directors	Issuer	yes	for

				6. Appoint auditors	Issuer	yes	for

				7.Authorize purchase of shares for cash	Issuer	yes	for

Forward Industries	FORD	349862300	4/21/2005	1. Election of directors	Issuer	yes	all nominees
Inc
				2. Ratify appointment of independent accountants	Issuer	yes	for	for

Netlogic Microsystems	NETL	64118B100	5/18/2005	1. Election of directors	Issuer	yes	all nominees
Inc
				2. Approve equity incentive plan	Issuer	yes	for	for

				3. Ratify appointment of independent accountants	Issuer	yes	for	for

Kendle International	KNDL	48880L107	5/5/2005	1. Election of directors	Issuer	yes	all nominees
Inc
				2. Ratify appointment of independent accountants	Issuer	yes	for	for

First Bancorp P R	FBP	318672102	4/28/2005	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent accountants	Issuer	yes	for	for

				3. To consider any matters that may be properly	Issuer	yes	for	for
brought up at meetings

Imax Corporation	IMAX	4524E 109	4/13/2005	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent accountants	Issuer	yes	for	for
and authorize directors to fix their remuneration

Olympic Steel, Inc	ZEUS	68162K106	4/28/2005	1. Election of directors	Issuer	yes	all nominees

UTStarcom, Inc	UTSI	918076100	5/13/2005	1. Election of directors	Issuer	yes	all nominees

				2. Approve equity incentive plan	Issuer	yes	for	for

				3. Ratify appointment of independent accountants	Issuer	yes	for	for

Valhi, Inc	VHI	918905100	5/26/2005	1. Election of directors	Issuer	yes	all nominees

				2. In their discretion, to consider any matters that	Issuer	yes	for	for
may be brought up at meetings

Tenet Healtcare	THC	88033G100	5/26/2005	1. Election of directors	Issuer	yes	all nominees
Corporation
				2. Approve stock incentive plan	Issuer	yes	for	for

				3. Ratify appointment of independent accountants	Issuer	yes	for	for

Northern Orion	NTO	665575106	5/11/2005	2. Election of directors	Issuer	yes	all nominees
Resources, Inc
				1. To determine number of directors at five	Issuer	yes	for	for

				3. Ratify appointment of independent auditors	Issuer	yes	for	for

				4. Authorize directors to fix remuneration to be paid	Issuer	yes	for	for
to auditors

				5. To transact other business as properly comes	Issuer	yes	for	for
before the meeting

Leadis Technology, Inc	LDIS	52171N103	5/24/2005	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent accountants	Issuer	yes	for	for

Cost-U-Less, Inc	CULS	221492101	5/11/2005	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent auditors	Issuer	yes	for	for

Clayton Williams	CWEI	969490101	5/11/2005	1. Election of directors	Issuer	yes	all nominees
Energy, Inc
				2. Ratify appointment of independent auditors	Issuer	yes	for	for

Global Sources, Ltd	GSOL	G39300101	5/9/2005	1. Election of directors	Issuer	no

				3. Fix number of directors of board to nine and	Issuer	yes	for	for
declare vacancies as casual vacancies and to
authorize directors to fill them

				4. Ratify appointment of independent auditors	Issuer	yes	for	for

Core Molding	CMT	218683100	5/12/2005	1. Election of directors	Issuer	no
Technologies, Inc
				2. Ratify appointment of independent auditors	Issuer	yes	for	for

				3. To consider any matters that may be properly	Issuer	yes	for	for
brought up at meetings

Viasys Healthcare, Inc	VAS	92553Q209	5/10/2005	1. Election of directors	Issuer	yes	all nominees

Maytag Corporation	MYG	578592107	5/12/2005	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent auditors	Issuer	yes	for	for

				3. Company proposal to amend by-laws to change	Issuer	yes	for	for
election of directors

				4. Proposal of stockholder concerning	SH	yes	for	against
classification of board directors

				5. Proposal of stockholder concerning	SH	yes	for	against
adoption of "poison pil" provisions

				6. Proposal of stockholder concerning	SH	yes	for	against
a committee on outsourcing manufacturing

				7. Proposal of stockholder concerning	SH	yes	for	against
code of conduct on international labor standards

Applica Incorporated	APN	03815A106	5/10/2005	1. Election of directors	Issuer	yes	all nominees

				2. Ratify appointment of independent accountants	Issuer	yes	for	for

Commonwealth	CBTE	202739108	5/20/2005	1. Election of directors	Issuer	yes	all nominees
Biotechnologies, Inc
				2. Approve amendment to authorize issue of shares	Issuer	yes	for	for

				3. Ratify appointment of independent accountants	Issuer	yes	for	for

Mittal Steel Company	MT	60684P101	5/26/2005	3. Adopt annual accounts for fiscal 2004	Issuer	yes	for

				4. Report on policy concerning reserves and	Issuer	yes	for
dividends

				5. Approve management performed by the	Issuer	yes	for
managing board

				6. To re-appoint managing directors	Issuer	yes	for

				7. To designate Mrs. Usha Mittal as person referred	Issuer	yes	for
in Articles of Association of the Company

				8. Re-appoint independent accountants	Issuer	yes	for

				9. To designate managing board as authorized	Issuer	yes	for
body to repurchase class A shares in the capital

				10. Extend authorithy of managing board to issue	Issuer	yes	for
and/or grant rights to subscribe for shares

				11. Extend authorithy of managing board to limit	Issuer	yes	for
or exclude pre-emptive rights to class A shares

				12. Adopt remuneration policy for managing board	Issuer	yes	for

				13. Approve an increase in the remuneration for	Issuer	yes	for
chairman and CEO and president and CFO

				14. Amend articles of association of company	Issuer	yes	for

Revlon, Inc	REV	761525500	6/3/2005	1. Election of directors	Issuer	yes	all nominees

				2. Approval of executive bonus plan	Issuer	yes	for	for

				3. Ratify appointment of independent accountants	Issuer	yes	for	for

Action Products	APII	00 4920104	6/29/2005	1. Election of directors	Issuer	yes	all nominees
International, Inc
				2. Amend stock option plan	Issuer	yes	for	for

Meadow Valley	MVCO	583185103	6/14/2005	1. Election of directors	Issuer	yes	all nominees
Corporation
				2. Ratify appointment of independent auditors	Issuer	yes	for	for

				3. Approve equity incentive plan	Issuer	yes	for	for

Celanese Corporation	CE	150870103	6/1/2005	1. Election of directors	Issuer	yes	withhold all
nominees
				2. Ratify appointment of independent accountants	Issuer	yes	for	for

Comstock	CHCI	205684103	6/2/2005	1. Election of directors	Issuer	yes	all nominees
Homebuilding
Companies, Inc				2. Ratify appointment of independent accountants	Issuer	yes	for	for

AU Optronics Corp	AUO	00 2255107	6/14/2005	1. Acceptance of business report and financial	Issuer	yes	for	for
statements

				2.Approval of proposal for distribution of profits	Issuer	yes	for	for

				3. Approval of capitalization of stock dividends and	Issuer	yes	for	for
employee stock bonus

				4. Approval of revisions to Articles of Incorporation	Issuer	yes	for	for

				5. Approval of issuance of new common shares	Issuer	yes	for	for

				6. Approval of proposal to opt for tax benefits	Issuer	yes	for	for
on the issuance of new common shares

Silicon Storage	SSTI	827057100	6/2/2005	1. Election of directors	Issuer	yes	all nominees
Technology, Inc
				2. Ratify appointment of independent accountants	Issuer	yes	for	for

Rhodia	RHA	762397107	6/23/2005	1. Approval of company financial statements	Issuer	yes	for	for

				2. Approval of consolidated financial statements	Issuer	yes	for	for

				3. Approval of the regulated agreements covered	Issuer	yes	for	for
in the Special report

				4. Approval of allocation of special long- term	Issuer	yes	for	for
capital gains reserve

				5. Approval of the appropriation of losses	Issuer	yes	for	for

				6. Approval of the reduction of the term of	Issuer	yes	for	for
each director

				7. Ratification of the cooption of Mr. Mer	Issuer	yes	for	for
as director

				8. Renewal of the directorship of Mr. Mer	Issuer	yes	for	for

				9. Ratification of the cooption of Mr. Cardoso	Issuer	yes	for	for
as director

				10. Renewal of the directorship of Mr. Cardoso	Issuer	yes	for	for

				11. Renewal of the directorship of Mr. Clamadieu	Issuer	yes	for	for

				12. Renewal of the directorship of Mr. Levi	Issuer	yes	for	for

				13. Approval of the appointment of Mr. Colombani	Issuer	yes	for	for
as director

				14. Approval of the appointment of Mr. Legrain	Issuer	yes	for	for
as director

				15. Approval of the appointment of Mr. Kheliffi	Issuer	yes	for	for
as director

				16. Approval to company to publicly trade the	Issuer	yes	for	for
Company shares

				A. Proposed by shareholders to dismiss	SH	yes	for	against
Mr. Nanot as director

				B. Proposed by shareholders to dismiss	SH	yes	for	against
Mr. Sukowski as director

				17. Delegation of authority to Board to increase	Issuer	yes	for	for
the number of ordinary shares and/or transferable
securities with preemptive rights

				18. Delegation of authority to Board to increase	Issuer	yes	for	for
the number of ordering shares or transferable
securities without preemptive rights

				19.Authorizing the Board to increase	Issuer	yes	for	for
the number securities in the event of excess
demand

				20. Global limitation of the value capital increases	Issuer	yes	for	for

				21.Authorizing the Board to make free allocation	Issuer	yes	for	for
of shares

				22. Authorizing the Board to issue shares and/or	Issuer	yes	for	for
negotiable securities

				23. Powers as presented in the Company's Notice	Issuer	yes	for	for
to Attend enclosed herewith

ASE Test Itd	ASTSF	Y02516105	6/24/2005	1. Adopt 2004 Accounts and Reports	Issuer	yes	for

				2. Re-elect Jason Chang	Issuer	yes	for

				3. Re-elect Richard Chang	Issuer	yes	for

				4. Re-elect Ko-Chien	Issuer	yes	for

				5. Re-elect Lo	Issuer	yes	for

				6. Re-elect Cheng	Issuer	yes	for

				7. Re-elect Tsang	Issuer	yes	for

				8. Re-elect Yu	Issuer	yes	for

				9. Re-elect Seng	Issuer	yes	for

				10. Re-elect His-Liang	Issuer	yes	for

				11. Re-appoint Deloitte & Touche as Auditors	Issuer	yes	for

				12. Authority to issue shares	Issuer	yes	for

				13. Authority to issue securities	Issuer	yes	for

				14. Approval of the dividend policy	Issuer	yes	for

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal, PRESIDENT

                (Signature, Title)

Date:       8-26-05